CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Aug. 07, 2017	Jun. 01, 2017	Jan. 22, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2016
Number of common units				$ 0.85		$ 0.85	$ 0.10
Amortization of debt discount				$ 31,302	$ 0
Principal balance				0		$ 100,000
Accrued interest				$ 5,833
Debt converted into common stock				136,894
Interest expense related to Convertible Note				$ 37,762	0
Weighted average interest rate				8.70%
Allocated to beneficial conversion feature				$ 260,000	$ 0
Convertible promissory note
Convertible promissory note		$ 100,000
Accrued interest rate	7.00%	7.00%
Maturity date		Jun. 01, 2019
Number of common units		$ 0.77
Senior secured convertible note | Securities purchase agreement | Esousa
Conversion Ratio			$ 0.87
Issuance Date			Jan. 22, 2018
Purchase Price			$ 750,000
Term			5 years
Original principal amount			$ 260,000
Purchase price per unit			$ 0.87
Interest Rate			10.00%
Cash proceeds			$ 260,000
Debt discount			260,000
Value allocated to warrants			186,368
Allocated to beneficial conversion feature			73,632
Debt extinguishment expense			$ 229,696